Principal Activities, Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Principal Activities, Organization and Basis of Presentation
(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar Co., Ltd. (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and the Company’s ability to pursue financing arrangements to support its working capital requirements.

The Group incurred a net loss of US$1,052,059 for the year ended December 31, 2012. In addition, the Group had a working capital deficit (total consolidated current liabilities exceeding total consolidated current assets) of US$3,144,957 and a deficit in total equity of US$502,764 as of December 31, 2012. While the Group had cash and cash equivalents of US$98,283, it had short-term borrowings and current installments of long-term borrowings of US$2,391,327. For the four most recent full fiscal quarters, the “Consolidated Fixed Charge Coverage Ratio”, as defined in the indenture governing the RMB-denominated US$-settled senior notes (“Senior Notes”), is less than the required ratio of 2.5 to 1.0. As a result, the Group will not be able to incur any additional indebtedness until the “Consolidated Fixed Charge Coverage Ratio” significantly improves on the basis of the four most recent full fiscal quarters unless such indebtedness falls into one of the permitted exceptions or exemptions, such as re-financing existing indebtedness, or is otherwise permitted pursuant to the consent solicitation. In December 2012, through successful consent solicitation, the Group was able to amend the indenture relating to the Senior Notes, including but not limited to incur additional indebtedness. However, the incurrence of additional indebtedness is subject to various terms and conditions. On April 15, 2013, due to a temporary cash-flow shortage, the Company was not able to make full payments to the holders of the outstanding Convertible Senior Notes in an aggregate principal amount of US$23,793, plus interest, which is due and payable on their maturity date of April 15, 2013. In addition, according to the terms of the series A redeemable convertible preferred shares issued by LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”), one of the Company’s wholly owned subsidiaries, to its investors, the investors have the rights to require the Company and/or LDK SCT to redeem the preferred shares at a redemption price equal to 100% of the US$240,000 subscription price plus a 23% investment internal rate of return if LDK SCT fails to complete a qualified initial public offering by June 3, 2013. Management considers that it is highly unlikely that LDK SCT is able to complete a qualified initial public offering by June 3, 2013. These factors raise substantial doubt as to the Group’s ability to continue as a going concern. However, management believes it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Group’s obligations as they become due for a reasonable period of time.

•	Bank Financing

To improve liquidity, the Group has successfully negotiated with banks and financial institutions in China to renew its short-term borrowings upon the maturity date of the borrowings. From January 1 to March 31, 2013, the Group has renewed short-term borrowings of US$1,112,817. The Group’s management believes that the Group will continue to be able to renew its short-term borrowings when they are due.

In addition, the Group is currently negotiating with banks in China which intended to provide to the Group additional funding with an aggregate principal amount of Rmb2,000,000 (US$318,192) to support the Group’s operations and capital expenditure. The Group has also successfully negotiated with affiliates of Xinyu City Government and Nanchang City Government for financial support for the Group’s operations, with their intent to provide the Group with additional funding with an aggregate amount of Rmb500,000 (US$79,548). The incurrence of these funding is in compliance with the terms and conditions of the amended indenture relating to the Senior Notes.

•	Restructuring of LDK SCT Preferred Shares

The Group has negotiated, and will continue to negotiate, with the investors in LDK SCT preferred shares with a view to restructuring the preferred shares. Due to the present financial difficulties and the long-term industry prospects, the Group and the LDK SCT preferred shares investors are gradually sharing the belief that the enforcement by such investors of their redemption rights in the event that LDK SCT fails to complete a qualified initial public offering by June 3, 2013 will work to the detriment of all stakeholders. The Group is currently discussing with these investors to work out a restructuring plan to either postpone the redemption rights by more than one year or replace the current preferred shares with equity or debt securities with maturities of one year or more.

•	Refund of Prepaid Land Use Rights, Disposal of Properties and Sales of Solar Farm Projects

The Group is currently negotiating with the relevant local Chinese governmental authorities for their return of the Group’s prepayments for certain land use rights, previously earmarked for expansion purposes. The Group also intends to sell some of its properties, mainly staff quarters and the corresponding land use rights, to local Chinese governmental authorities. In addition, the Group has either entered into sales agreements or letters of intent to sell certain of its solar farm projects in Europe and the United States.

•	Issuance of New Ordinary Shares

In February and March 2013, the Company sold its 17,000,000 newly issued ordinary shares of the Company to Fulai Investment Limited (“Fulai”) for an aggregate purchase price of US$24,510. Further in April 2013, the Company entered into a share purchase agreement with Fulai, which has agreed to purchase 25,000,000 newly issued ordinary shares of the Company for an aggregate purchase price of US$25,750. The Group may contemplate to raise more funds through further issuance of new ordinary shares, if such issuances are in the overall interests of the Company.

•	Delay in Capital Expenditure and Improvement in Working Capital Management

The Group is currently negotiating with a number of vendors, including suppliers of equipment and construction materials, for them to provide the Group with lower prices or more favorable payment terms. The Group has also decided to postpone a substantial portion of the planned capital expenditures for the next 12 months. In addition, the Group has implemented measures to more closely monitor the inventory levels and the collection of receivable balances with an aim to improving working capital management.

While the Group’s management believes that the measures as described in the above liquidity plan will be adequate to satisfy its liquidity requirements for the twelve months ending December 31, 2013, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan may have a material adverse effect on its business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern. Significant difficulties in the Group’s operations or a deterioration of the Group’s financial condition could also result in the exercise of subjective acceleration provision in some of the Group’s loan agreements that give the Group’s lenders the right to accelerate the payment of the loans under such circumstances. Such acceleration could potentially trigger cross-default provisions in other financing agreements, including the indentures relating to the Senior Notes if the Group is unable to repay these loans upon acceleration.